COMMON SHARE	12 Months Ended
Mar. 31, 2014
COMMON SHARE
COMMON SHARE

14.                               COMMON SHARE

As of March 31, 2014, the Company was authorized to issue a maximum of 39,268,485 shares with a par value of $0.01 per share, comprised 37,698,485 Class A common shares and 1,570,000 Class B common shares.

As of March 31, 2013, the Company was authorized to issue a maximum of 37,596,704 shares with a par value of $0.01 per share, comprised 36,026,704 Class A common shares and 1,570,000 Class B common shares.